GOODWILL AND INTANGIBLE ASSETS - Changes in Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 123,548	$ 115,632
Foreign currency effect on goodwill	8,026	7,916
Goodwill, ending balance	$ 131,574	$ 123,548